Notes Payable and Accrued Interest	3 Months Ended
Mar. 31, 2013
Notes Payable and Accrued Interest [Abstract]
Notes Payable and Accrued Interest
4.	Notes Payable and Accrued Interest

At March 31, 2013 and December 31, 2012, the Company's notes payable and accrued interest consisted of the following:

	March 31,	December 31,
	2013	2012

Credit Facility principal	$67,500,000	$67,800,000
Credit Facility accrued interest	65,300	65,700
	$67,565,300	$67,865,700

In March 2013, the Company's $90 million Credit Facility (the "Credit Facility") provided by a syndicate of banks was increased to $130 million and extended to September 30, 2015 on terms similar to the original agreement. The Credit Facility is secured by all of the assets of the Company, including its aircraft and engine portfolio.

The unused amount of the Credit Facility was $62,500,000 and $22,200,000 as of March 31, 2013 and December 31, 2012; however, the amount available on those respective dates was limited to $12,916,000 and $1,113,500, respectively, because of exclusions of certain assets from the borrowing base.

The weighted average interest rate on the Credit Facility was 4.00% at March 31, 2013 and December 31, 2012.